INCOME TAXES - Reconciliation of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Loss before income taxes	$ (43,325,320)	$ (97,351,667)	$ (3,067,332)
Combined statutory income tax rate in Canada	26.50%	26.50%	26.60%
Expected income tax recovery	$ (11,481,210)	$ (25,798,192)	$ (815,910)
Non-deductible share-based employee remuneration	18,836,477	17,290,969	378,232
Change in fair value of share warrant obligations	22,735,914	(4,464,840)	0
Non-deductible accretion expense	538,444	1,359,632	763,670
Change in unrecognized deferred tax assets	13,867,662	2,755,878	(492,129)
Impact of US tax rate applicable to the subsidiary	223,297	25,754	34,128
Non-deductible expenses	818,490	43,810	135,707
Other	(67,246)	(142,691)	302
Income taxes	$ 0	$ 0	$ 4,000